OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	December 31, 2020	December 31, 2019
		(Restated)
Financial assets
– Long-term receivables	127,754	128,673

Prepayment for mining rights	809,722	813,822
Long-term prepaid expenses	654,291	650,062
Deferred losses for sale and leaseback transactions*	396,368	766,546
Others	1,177,785	849,819
	3,038,166	3,080,249

	3,165,920	3,208,922

*As disclosed in Note 20, the Group entered into several sale and leaseback agreements which constitute finance leases in previous years. The deferred losses arising from the sale are classified as other non-current assets and were amortized over the useful lives of the assets leased back.